MATERIAL ACCOUNTING POLICIES	6 Months Ended
Jan. 31, 2026
MATERIAL ACCOUNTING POLICIES
MATERIAL ACCOUNTING POLICIES

2. MATERIAL ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these financial statements are described below. These policies have been consistently applied for all years presented, unless otherwise stated.

(a) Statement of compliance

The financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s fiscal period ended January 31, 2026.

The Company’s Board of Directors authorized issuance of the financial statements on March 25, 2026.

(b) Basis of presentation and consolidation

The financial statements have been prepared on a historical cost basis, except for financial instruments measured at fair value. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The financial statements for the three and six months ended January 31, 2026 include only the accounts of the Company and the financial statements for the periods ended January 31, 2026 and 2025 include the accounts of the Company and the subsidiaries that it had control.

Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Intercompany balances and transactions including any unrealized income and expenses arising from intercompany transactions are eliminated upon consolidation.

As at January 31, 2026 and 2025, the Company held a 0% interest in QZMG Resources Ltd. and Wavecrest Resources Inc. as they were dissolved on March 2, 2023.

(c) Significant accounting estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets and liabilities, income, and expenses. Actual results may differ from these estimates. The impact of such estimates is pervasive throughout the financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic condition, and other factors, including expectations of future events that management believes are reasonable under the circumstances. Changes in the subjective inputs and assumptions can materially affect fair value estimates.

Specific areas where significant estimates or judgments exist are:

•	Management has applied judgment on settlement of debt with related parties as to whether they were acting in the capacity as creditor or shareholder.
•	Assessment of the Company’s ability to continue as a going concern.